Note 8 - Equity: Options: Schedule of Share-based Compensation, Stock Options, Activity (Tables)	6 Months Ended
Jun. 30, 2014
Tables/Schedules
Schedule of Share-based Compensation, Stock Options, Activity

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*	Intrinsic Value**

Outstanding at December 31, 2013	3,250,000	$0.56	4.29	$	Nil

January 7, 2014 – Grant to director	750,000	0.81	4.52		Nil
Outstanding at December 31, 2013	4,000,000	$0.61	4.33	$	Nil

* (remaining term as of June 30, 2013)
**(intrinsic value based on the closing share price of $0.5475 on June 30, 2014)